Investment Risks - Elm Market Navigator ETF	Jan. 31, 2026
ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only a limited number of institutional investors (known as “Authorized Participants” or “APs”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”), which may result in a widening of the bid and ask spread (i.e., the current best prices to buy and sell the Fund), and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the intraday value of the Fund’s holdings used to calculate the Fund’s NAV, there may be times when the market price of shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount), which may result in a widening of the bid and ask spread, due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares, which may result in a widening of the bid and ask spread. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
•Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
•Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only a limited number of institutional investors (known as “Authorized Participants” or “APs”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”), which may result in a widening of the bid and ask spread (i.e., the current best prices to buy and sell the Fund), and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the intraday value of the Fund’s holdings used to calculate the Fund’s NAV, there may be times when the market price of shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount), which may result in a widening of the bid and ask spread, due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares, which may result in a widening of the bid and ask spread. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
ETF Risks, Early Close/Trading Halt Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
ETF Risks, Listing Standards Risk Member
Prospectus [Line Items]
Risk [Text Block]	Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk. The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies (funds), rather than directly in securities of individual companies. An investment in the Fund will be subject to substantially the same risks as those associated with the Underlying Funds in proportion to the Fund’s allocation to those Underlying Funds, and the value of the Fund’s investment in Underlying Funds will fluctuate in response to the performance of the portfolios of the Underlying Funds. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. The Fund, as a shareholder of the Underlying Funds, will indirectly pay a proportionate share of the fees and expenses charged by the Underlying Funds in addition to the Fund’s unified management fee. Although the Adviser will regularly evaluate the Underlying Funds in which the Fund invests (including operating expenses and management fees) to determine whether an Underlying Fund’s stated investment program is consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by an Underlying Fund, and will not have the ability to control or otherwise influence the composition of the investment portfolio of an Underlying Fund. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying Fund’s investments may change due to market movements, the investment decisions of the Underlying Fund’s investment adviser or other factors, which could result in the Fund’s desired allocations not being met. There is a risk that you could achieve better returns by investing in an individual fund of funds representing a single broad asset class rather than investing in a fund of funds such as the Fund.
Asset Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The Fund, through its investments in Underlying Funds, may allocate its investments among various asset classes. The Fund’s performance will be affected by the Adviser’s selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments and may cause the Fund to underperform other funds with a similar investment objective. In addition, the Fund’s performance will be affected by the Underlying Funds’ performance and ability to meet their investment objectives.

Common Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risk. While common stocks have historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by an Underlying Fund.

Large-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small- And Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Cap Companies Risk. There may be less trading in the stocks of small- and mid-cap companies, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Small- and mid-cap companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company, and may depend upon a relatively small management group.

Real Estate Investment Trust Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Investment Trust Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. REITs may also be adversely affected by failure to qualify as REIT under the Code, poor management, environmental problems, property tax increases or changes in federal, state or local regulation.

Foreign Investments And Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investments and Emerging Markets Risk. Securities of non-U.S. issuers, including those located in foreign countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries.

Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments. Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price.
Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. An issuer of debt securities may not make timely payments of principal and interest and may default entirely in its obligations. A decrease in the issuer’s credit rating may lower the value of debt securities.

Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High Yield Debt Securities (“Junk” Bond) Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Debt Securities (“Junk” Bond) Risk. Below investment-grade debt securities (also referred to as high yield debt securities or “junk” bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of high yield debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Cash Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Position Risk. The ability of the Fund to meet its investment objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
U.S. Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Obligations Risk. The Fund will invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.

Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio securities. Investors may lose money. The value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and the spread of infectious illness or other public health issues.

High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding asset allocations, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.